Share-based compensation - Schedule of share-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 7,443,930	$ 8,052,011	$ 12,082,930
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	3,594,005	2,825,863	10,780,853
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	98,513	0	0
Class B Common Shares issued for services
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	174,537	0	0
Class B Common Shares issued for compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 3,576,875	$ 5,226,148	$ 1,302,077